UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 99.04%		$84,930,976
(Cost $93,148,552)

China 28.92%		24,795,223
Anhui Conch Cement Co. Ltd. (Construction Materials) (I)	84,000	402,593
Bank of China Ltd. (Diversified Banks)	2,199,000	576,319
China Communications Construction Co. Ltd. (Construction & Engineering)	200,000	193,587
China Communications Services Corp. Ltd. (Integrated Telecommunication
Services)	1,140,000	683,066
China Construction Bank Corp. (Diversified Banks)	5,346,000	2,607,373
China Life Insurance Co. Ltd. (Life & Health Insurance)	774,000	2,037,145
China Merchants Bank Co. Ltd. (Diversified Banks)	398,000	642,693
China Petroleum and Chemical Corp. (Sinopec) (Integrated Oil & Gas)	3,561,000	1,919,691
China Railway Construction Corp. (Construction & Engineering)	800,000	1,093,553
China Shenhua Energy Co. Ltd. (Coal & Consumable Fuels)	588,500	1,254,717
China South Locomotive and Rolling Stock Corp. Ltd. (Construction & Farm
Machinery & Heavy Trucks)	4,180,000	1,974,643
China Telecom Corp. Ltd. (Integrated Telecommunication Services)	1,530,000	555,113
Huaneng Power International, Inc. (Independent Power Producers & Energy
Traders)	1,350,000	967,683
Industrial & Commercial Bank of China (Diversified Banks)	8,810,000	3,724,826
Lianhua Supermarket Holdings Ltd. (Hypermarkets & Super Centers)	260,000	269,061
Maanshan Iron and Steel Co. Ltd. (Steel)	1,000,000	325,454
PetroChina Co. Ltd. (Integrated Oil & Gas)	3,027,000	2,234,449
Sino-Ocean Land Holdings Ltd. (Real Estate Development)	1,000,000	496,722
Tencent Holdings Ltd. (Internet Software & Services)	296,000	1,808,632
ZTE Corp. (Communications Equipment)	361,160	1,027,903

Hong Kong 41.65%		35,719,556
Bank of East Asia Ltd. (Diversified Banks)	405,000	803,077
BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	907,000	925,253
Cafe De Coral Holdings Ltd. (Restaurants)	212,000	408,679
Cheung Kong (Holdings) Ltd. (Electric Utilities)	288,000	2,657,272
Cheung Kong Infrastructure Holdings Ltd. (Real Estate Development)	329,000	1,229,796
China Mobile Ltd. (Wireless Telecommunication Services)	876,000	7,885,551
China Overseas Land & Investment Ltd. (Real Estate Development)	1,283,360	1,678,367
China Resources Land Ltd. (Real Estate Development)	660,000	762,302
China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy
Traders)	200,000	366,885
CLP Holdings Ltd. (Electric Utilities)	368,000	2,490,849
CNOOC Ltd. (Oil & Gas Exploration & Production)	2,947,000	2,536,305
Dah Sing Financial Group (Diversified Banks)	296,800	725,997
Guangdong Investment Ltd. (Water Utilities)	2,080,000	791,784
Hang Seng Bank Ltd. (Diversified Banks)	155,900	1,877,077
Hong Kong Electric Holdings Ltd. (Electric Utilities)	290,000	1,698,594
Hong Kong Exchange & Clearing Ltd. (Specialized Finance)	48,000	412,282
Hopewell Holdings Ltd. (Real Estate Management & Development)	570,000	1,868,031
Hutchison Whampoa Ltd. (Industrial Conglomerates)	388,000	1,974,257
MTR Corp. Ltd.(Railroads)	208,000	496,761
New World Development Co. Ltd. (Real Estate Management & Development)	573,000	543,149
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	191,000	1,692,140
Swire Pacific Ltd. (Real Estate Management & Development)	71,000	458,512
The Link REIT (Retail REIT's)	768,000	1,436,636

Taiwan 27.17%		23,300,017
Acer, Inc. (Computer Hardware)	830,000	1,030,751
AU Optronics Corp. (Electronic Components)	650,000	459,334

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Taiwan (continued)
Cathay Financial Holding Co. Ltd. (Life & Health Insurance)	1,327,900	1,289,532
China Steel Corp. (Steel)	1,780,000	1,201,350
Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	1,885,100	2,852,557
First Financial Holding Co. Ltd. (Diversified Banks)	2,000,000	859,721
Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	3,430,000	2,057,263
Giant Manufacturing Co. Ltd. (Leisure Products)	460,000	975,417
HTC Corp. (Computer Hardware)	231,000	2,191,916
MediaTek, Inc. (Semiconductors)	124,000	892,721
Quanta Computer, Inc. (Computer Hardware)	1,100,000	1,043,050
Simplo Technology Co. Ltd. (Computer Storage & Peripherals)	635,000	1,550,734
Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	200,000	321,982
Taiwan Secom (Security & Alarm Services)	352,000	439,609
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	4,993,000	6,134,080

United States 1.30%		1,116,180
Yum! Brands, Inc. (Restaurants)	39,000	1,116,180

Total investments (Cost $93,148,552)† 99.04%		$84,930,976

Other assets and liabilities, net 0.96%		$819,831

Total net assets 100.00%		$85,750,807

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $94,006,810. Net unrealized depreciation aggregated $9,075,834, of which $8,183,125 related to appreciated investment securities and $17,258,959 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may

3

include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$1,116,180
Level 2 – Other Significant Observable
Inputs	83,814,796
Level 3 – Significant Unobservable Inputs	-	-
Total	$84,930,976

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital

4

gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties

Concentration Risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Small and medium size company risk

Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Risk of the Greater China region

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. Consequently, the fund

5

may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

6

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009